Other liabilities and provisions	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Other liabilities and provisions

14. Other liabilities and provisions

	As at March 31,
Other liabilities		2017		2018

Non-current
Financial liabilities
Deposits and others	₹	853	₹	7

	₹	853	₹	7
Non-Financial liabilities
Employee benefits obligations	₹	4,235	₹	1,791
Others		412		2,440
Liabilities directly associated with assets held for sale		—		(8)

	₹	4,647	₹	4,223

Other non-current liabilities	₹	5,500	₹	4,230

	2017		2018
Current
Financial liabilities
Deposits and others	₹	342	₹	1,050

	₹	342	₹	1,050
Non-Financial liabilities
Statutory and other liabilities	₹	3,353	₹	4,263
Employee benefits obligations		5,912		8,537
Advance from customers		2,394		1,901
Others		1,026		1,139
Liabilities directly associated with assets held for sale		—		(277)

	₹	12,685	₹	15,563

Other current liabilities	₹	13,027	₹	16,613

Total	₹	18,527	₹	20,843

	As at March 31,
Provisions		2017		2018

Non-current
Provision for warranty	₹	4	₹	3

	₹	4	₹	3
Current
Provision for warranty	₹	436	₹	290
Others		834		506

	₹	1,270	₹	796

	₹	1,274	₹	799

Provision for warranty represents cost associated with providing sales support services which are accrued at the time of recognition of revenues and are expected to be utilized over a period of 1 to 2 years. Other provisions primarily include provisions for indirect tax related contingencies and litigations. The timing of cash outflows in respect of such provision cannot be reasonably determined.

A summary of activity for provision for warranty and other provisions is as follows:

	As at March 31, 2017						As at March 31, 2018
	Provision for warranty		Others		Total		Provision for warranty		Others		Total
Balance at the beginning of the year	₹	402	₹	874	₹	1,276	₹	440	₹	834	₹	1,274
Additional provision during the year		631		169		800		317		7		324
Provision used during the year		(593)		(209)		(802)		(464)		(335)		(799)

Balance at the end of the year	₹	440	₹	834	₹	1,274	₹	293	₹	506	₹	799